Shareholder Report, Holdings (Details)_2	Jun. 30, 2024
Institutional Shares | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Institutional Shares | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Institutional Shares | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Institutional Shares | Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Institutional Shares | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Institutional Shares | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Institutional Shares | Visa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Institutional Shares | Danaher Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Institutional Shares | KKR & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Institutional Shares | Monolithic Power Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Institutional Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.70%
Institutional Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Institutional Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Institutional Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Institutional Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Institutional Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Institutional Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Institutional Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Investor Shares | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Investor Shares | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Investor Shares | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Investor Shares | Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Investor Shares | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Investor Shares | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Investor Shares | Visa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Investor Shares | Danaher Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Investor Shares | KKR & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Investor Shares | Monolithic Power Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Investor Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.70%
Investor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Investor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Investor Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Investor Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Investor Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Investor Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Investor Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Advisor Shares | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Advisor Shares | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Advisor Shares | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Advisor Shares | Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Advisor Shares | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Advisor Shares | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Advisor Shares | Visa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Advisor Shares | Danaher Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Advisor Shares | KKR & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Advisor Shares | Monolithic Power Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Advisor Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.70%
Advisor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Advisor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Advisor Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Advisor Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Advisor Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Advisor Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Advisor Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%